Schedule of Restructuring Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
North American Retail Division
Segment Reporting Information [Line Items]
Charges and credits impact on Operating income (loss)	$ 3	$ 14	$ 2
North American Business Solutions Division
Segment Reporting Information [Line Items]
Charges and credits impact on Operating income (loss)	5	5	1
International Division
Segment Reporting Information [Line Items]
Charges and credits impact on Operating income (loss)	38	29	23
Corporate Level
Segment Reporting Information [Line Items]
Charges and credits impact on Operating income (loss)	$ 1	$ 3	$ 10